ANALYSIS OF OPERATING SEGMENTS - Statement of financial position (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Trading assets	$ 11,841,407	$ 10,986,770
Investment securities	33,674,477	44,664,373
Hedging derivative assets	20,854	44,248
Investments in associates and joint ventures	1,423,343	1,172,829
Loans, net	179,115,847	220,297,825
Other assets	69,515,308	89,737,880
Total Assets	295,591,236	366,903,925
Liabilities
Customer Deposits	173,341,149	234,470,422
Financial obligations	72,116,775	73,282,326
Other liabilities	19,311,653	19,679,530
Total liabilities	264,769,577	327,432,278
Cash and equivalents	17,032,857	36,642,829	$ 34,025,535	$ 30,117,236
Intangible assets	17,531,081	21,470,718
Other accounts receivable, net	23,380,573	19,027,205
Tangible assets	7,235,441	9,100,553	8,973,952
Income tax assets	3,633,876	2,607,673
Non-current assets held for sale	92,830	208,426
Other assets	608,650	680,476
Trading liabilities	1,757,606	1,049,910
Hedging derivative liabilities	3,568	55,813
Income tax liabilities	5,291,487	4,714,714
Employee benefits	890,019	1,163,076
Provisions	1,227,171	1,150,261	$ 912,850	$ 868,642
Other liabilities	10,141,802	11,545,756
Banco de Bogota S.A.
Assets
Trading assets	2,334,625	2,480,205
Investment securities	15,123,187	12,812,319
Hedging derivative assets	107	5,379
Investments in associates and joint ventures	8,736,567	8,404,257
Investments in subsidiary companies		13,483,527
Loans, net	95,277,031	76,985,399
Other assets	16,402,321	14,716,485
Total Assets	137,873,838	128,887,571
Liabilities
Customer Deposits	88,027,471	76,452,861
Financial obligations	30,327,762	24,757,219
Other liabilities	3,708,046	2,338,529
Total liabilities	122,063,279	103,548,609
BAC Holding International Corp
Assets
Trading assets		190,340
Investment securities		14,431,606
Loans, net		73,183,254
Other assets		29,125,645
Total Assets		116,930,845
Liabilities
Customer Deposits		87,280,715
Financial obligations		12,326,831
Other liabilities		3,839,772
Total liabilities		103,447,318
Banco de Occidente S.A.
Assets
Trading assets	2,635,365	1,655,678
Investment securities	5,824,832	6,326,995
Investments in associates and joint ventures	1,647,560	1,664,990
Loans, net	43,668,497	35,097,325
Other assets	6,228,155	6,918,472
Total Assets	60,004,409	51,663,460
Liabilities
Customer Deposits	43,095,944	36,340,252
Financial obligations	9,420,886	8,496,369
Other liabilities	2,271,505	1,638,260
Total liabilities	54,788,335	46,474,881
Banco Popular S.A.
Assets
Trading assets	430,356	354,037
Investment securities	4,388,484	4,306,819
Investments in associates and joint ventures	686,702	625,512
Loans, net	23,973,395	21,665,102
Other assets	3,188,441	2,959,186
Total Assets	32,667,378	29,910,656
Liabilities
Customer Deposits	24,314,470	20,868,576
Financial obligations	4,201,678	4,585,661
Other liabilities	933,378	1,087,019
Total liabilities	29,449,526	26,541,256
Banco AV Villas S A
Assets
Trading assets	287,993	249,071
Investment securities	2,899,193	2,936,690
Investments in associates and joint ventures	7,704	6,252
Loans, net	14,474,734	12,602,276
Other assets	1,978,658	1,768,958
Total Assets	19,648,282	17,563,247
Liabilities
Customer Deposits	14,844,526	13,408,861
Financial obligations	2,501,856	1,704,383
Other liabilities	454,920	538,309
Total liabilities	17,801,302	15,651,553
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Assets
Trading assets	2,061,335	2,493,514
Investment securities	528,607	886,111
Other assets	932,790	753,842
Total Assets	3,522,732	4,133,467
Liabilities
Customer Deposits	1,124	960
Financial obligations	444,647	769,893
Other liabilities	610,809	691,620
Total liabilities	1,056,580	1,462,473
Corficolombiana S.A
Assets
Trading assets	4,147,230	3,664,843
Investment securities	3,364,143	3,899,476
Hedging derivative assets	20,747	38,869
Investments in associates and joint ventures	1,143,120	912,186
Loans, net	2,455,471	2,872,688
Other assets	42,899,607	35,600,816
Total Assets	54,030,318	46,988,878
Liabilities
Customer Deposits	6,589,578	5,330,880
Financial obligations	21,296,089	18,986,327
Other liabilities	11,273,270	9,399,330
Total liabilities	39,158,937	33,716,537
All other segments
Assets
Trading assets	1,841	49
Investment securities	2,487,476
Investments in associates and joint ventures	8,439	4,014
Loans, net	1,505,904
Other assets	1,460,238	8,788,173
Total Assets	5,463,898	8,792,236
Liabilities
Financial obligations	5,969,593	9,116,041
Other liabilities	279,484	553,665
Total liabilities	6,249,077	9,669,706
Elimination of intersegment amounts [member]
Assets
Trading assets	(57,338)	(100,967)
Investment securities	(941,445)	(935,643)
Investments in associates and joint ventures	(10,806,749)	(10,444,382)
Investments in subsidiary companies		(13,483,527)
Loans, net	(2,239,185)	(2,108,219)
Other assets	(3,574,902)	(10,893,697)
Total Assets	(17,619,619)	(37,966,435)
Liabilities
Customer Deposits	(3,531,964)	(5,212,683)
Financial obligations	(2,045,736)	(7,460,398)
Other liabilities	(219,759)	(406,974)
Total liabilities	$ (5,797,459)	$ (13,080,055)